Derivatives and Hedging Activities	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Hedging Activities

Note 12. Derivatives and Hedging Activities

The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company’s exposure in currencies other than the U.S. dollar. The Company is primarily exposed to foreign exchange risk with respect to recognized assets and liabilities and forecasted transactions denominated in the New Israeli Shekel (“NIS”), the Euro and the Japanese Yen. The Company manages its foreign currency exposures on a consolidated basis, which allows the Company to net exposures and take advantage of any natural hedging. In addition, the Company uses derivative instruments to reduce the net exposure to foreign exchange. Gains and losses on the hedging instruments offset losses and gains on the hedged items. Financial markets and currency volatility may limit the Company’s ability to hedge these exposures.

The following table summarizes the consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
		December 31,	December 31,	December 31,	December 31,
	Balance sheet location	2017	2016	2017	2016
		(U.S. $ in thousands)
Assets derivatives -Foreign exchange contracts, not designated as hedging instruments	Other current assets	$90	$1,440	$22,036	$39,982
Assets derivatives -Foreign exchange contracts, designated as cash flow hedge	Other current assets	263	37	13,169	8,348
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(921)	(48)	65,668	13,273
Liability derivatives -Foreign exchange contracts, designated as cash flow hedge	Accrued expenses and other current liabilities	-	(61)	-	7,534
		$(568)	$1,368	$100,873	$69,137

As of December 31, 2017, the notional amounts of the Company’s outstanding exchange forward contracts, not designated as hedging instruments, were $87.7 million and were used to reduce foreign currency exposures of the Euro, New Israeli Shekel (the “NIS”), Japanese Yen, Korean Won and Chinese Yuan. With respect to such derivatives, loss of $5.0 million and gain $2.1 million were recognized under financial expense, net for the years ended December 31, 2017 and 2016, respectively. Such gains partially offset the revaluation losses of the balance sheet items, which are also recognized under financial income (expense), net.

As of December 31, 2017 and 2016, the Company had in effect foreign exchange forward contracts for the conversion of $13.2 million and $15.9 million, respectively, into NIS. These foreign exchange forward contracts were designated as cash flow hedge for accounting purposes. The Company uses short-term cash flow hedge contracts to reduce its exposure to variability in expected future cash flows resulting mainly from payroll costs denominated in New Israeli Shekels. The changes in fair value of those contracts are included in the Company’s accumulated other comprehensive loss. These contracts mature through June, 2018.